Disclosure of leases and similar arrangements - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2014
Disclosure of recognised finance lease as assets by lessee [line items]
Lease expense		$ 1,409,000	$ 1,659,000	$ 1,381,000
Average contract term (in years)		6 years
Minimum operating lease payments recognised as expense		$ 34,640,000	41,100,000	38,500,000
Minimum finance lease payments payable		$ 595	105
Lease term (in years)		10 years
Minimum lease payments receivable under cancellable operating lease		$ 338,000	1,518,000
Settlement gain, net		0	0	8,489,000
Lease Expense Capitalized
Disclosure of recognised finance lease as assets by lessee [line items]
Lease expense		$ 11,900,000	$ 14,000,000	6,800,000
Marfrig Argentina S.A.
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum lease payments receivable under cancellable operating lease					$ 500,000
Arbitration proceedings settlement amount	$ 9,000,000
Arbitration proceedings settlement amount collected				7,000,000
Settlement gain, net				$ 8,500,000